Financial investments	12 Months Ended
Dec. 31, 2017
Financial investments [Abstract]
Financial investments

7. Financial investments

	December 31,
	2017	2016
Short-term investment	210,103	131,239

	210,103	131,239

Short-term investments consist of two repurchase agreements, with an average return of 96.0% of the Interbank Deposit Certificate (CDI). This financial asset was classified as fair value through profit and loss.